Warrants liability (Details) (USD $)	3 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Jun. 30, 2014	Oct. 02, 2013	Dec. 31, 2012	Jun. 30, 2012
Warrant liability
Balance at the beginning of period	$ 16,290,341
Change in fair value	(1,018,006)	2,030,188	(17,120,692)
Balance at the end of period	15,272,335		16,290,341
Dividend payments	$ 0		$ 0
Class A and B warrants
Warrant liability
Risk-free rate of return (as a percent)	0.89%		0.89%
Expected volatility rate (as a percent)	80.00%		80.00%
WFEC warrants
Warrant liability
Balance at the beginning of period		1,805,898	1,805,898
Change in fair value	69,756	224,290	982,042
Balance at the end of period		2,030,188
Number of common stock shares for which warrants are issued					8,500,000
Exercise price of warrants (in dollars per share)				$ 0.17	$ 0.20
Fair value of warrants						1,805,898
Risk-free rate of return (as a percent)	0.89%		0.89%
Expected volatility rate (as a percent)	80.00%		80.00%
Level 3
Warrant liability
Balance at the end of period	15,272,335		16,290,341
Level 3 | Class A and B warrants
Warrant liability
Change in fair value	(948,250)		(18,102,734)
Level 3 | WFEC warrants
Warrant liability
Change in fair value	$ (69,756)		$ 982,042